Dispositions (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	1 Months Ended	12 Months Ended			0 Months Ended	12 Months Ended			0 Months Ended
	May 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Apr. 04, 2011 Athena and Lancaster [Member]	Dec. 31, 2011 Athena and Lancaster [Member]	Dec. 31, 2010 Athena and Lancaster [Member]	Dec. 31, 2009 Athena and Lancaster [Member]	Apr. 04, 2011 Athena Diagnostics [Member]	Apr. 04, 2011 Lancaster Laboratories [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain (Loss) on Divestiture of Businesses	$ (3.0)			$ 0.6
Proceeds from sale of businesses, net of cash divested	14.0	13.8	0	4.4					740.0	180.0
Escrowed proceeds from sale of business										20.0
Discontinued Operation, Gain (Loss) on Disposal of Discontinued Operation, Net of Tax					304.0
Discontinued Operation, Gain (Loss) on Disposal of Discontinued Operation, Net of Tax, Per Diluted Share					$ 0.79
Revenues						54.3	226.2	205.3
Pre-tax Income (Loss)						9.1	58.9	46.6
Other Current Assets							64.8
Other Assets							451.0
Other Accrued Expenses							17.6
Other Long-term Liabilities							$ 58.4